Accrued Expenses (Details) - Schedule of accrued expenses and other current liabilities - Leafly Holdings, Inc.[Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses (Details) - Schedule of accrued expenses and other current liabilities [Line Items]
Employee-related liabilities	$ 4,329	$ 2,805	$ 923
Lease liability		183
Accrued legal costs	350	24
Other accrued expenses	1,717	526
Total liabilities	$ 6,396	$ 3,538	$ 2,035